Deposits	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Deposits
11.	Deposits

	As at
	January 31, 2019						October 31 2018
	Payable on demand(1)		Payable after notice(2)		Payable on a fixed date(3)	Total
($ millions)	Interest- bearing	Non-interest- bearing					Total
Personal	$7,163	$8,347	$125,874		$80,537	$221,921	$214,545
Business and government	94,594	24,664	33,137		282,354	434,749	422,002
Financial institutions	5,922	495	1,606		26,186	34,209	39,987
	$107,679	$33,506	$160,617	(4)	$389,077	$690,879	$676,534
Recorded in:
Canada	$79,453	$16,512	$123,731		$251,813	$471,509	$472,798
United States	16,895	130	7,758		45,766	70,549	59,938
United Kingdom	–	–	271		16,788	17,059	16,847
Mexico	11	5,020	6,067		12,348	23,446	21,151
Peru	4,257	135	4,206		7,406	16,004	15,213
Chile	2,864	3,300	153		18,780	25,097	24,180
Colombia	40	796	4,523		4,835	10,194	9,543
Other International	4,159	7,613	13,908		31,341	57,021	56,864
Total(5)	$107,679	$33,506	$160,617		$389,077	$690,879	$676,534
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $128 (October 31, 2018 – $141) of non-interest-bearing deposits.
(5)

Deposits denominated in U.S. dollars amount to $224,829 (October 31, 2018 – $219,195), deposits denominated in Chilean pesos amount to $23,141 (October 31, 2018 – $22,731), deposits denominated in Mexican pesos amount to $20,240 (October 31, 2018 – $18,341) and deposits denominated in other foreign currencies amount to $84,400 (October 31, 2018 – $79,582).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000(1).

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at January 31, 2019	$41,841	$24,422	$35,521	$96,448	$14,542	$212,774
As at October 31, 2018	$36,670	$23,913	$42,830	$99,734	$19,872	$223,019
(1)	The majority of foreign term deposits are in excess of $100,000.